Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 733,570	$ 106,358	¥ 792,025
Less: Accumulated depreciation	(446,678)	(64,762)	(328,367)
Property, Plant and Equipment, Net	314,980	45,668	472,371
Electronic office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	68,027	9,863	58,463
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	506,501	73,436	555,941
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	159,042	23,059	177,621
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 28,088	$ 4,072	¥ 8,713